Retirement Benefit Plans - Summary of Movements in Net Defined Benefit Liability (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 5,561,596	$ 180,983	$ 6,196,840	$ 4,926,396
Current service cost	141,458	4,603	173,307	193,693
Past service cost and gain on settlements	(100)	(3)	(10,284)	(25,891)
Net interest expense (income)	39,048	1,271	18,740	38,200
Recognized in profit or loss	180,406	5,871	181,763	206,002
Return on plan assets (excluding amounts included in net interest)	(324,510)	(10,560)	(42,636)	(109,616)
Changes in financial assumptions	(1,053,680)	(34,288)	(418,542)	465,433
Experience adjustments	217,658	7,083	242,896	281,661
Changes in demographic assumptions	(507)	(17)	160,156	(36,627)
Recognized in other comprehensive income	(1,161,039)	(37,782)	(58,126)	600,851
Contributions from the employer	(736,508)	(23,967)	(542,584)	(620,433)
Benefits paid from the pension fund	0	0	6,023	50,707
Benefits paid from the Group	(115,695)	(3,765)	(80,603)	(14,520)
Assets extinguished on settlement	(2,920)	(95)		11,910
Business combinations			46,291	1,018,480
Exchange differences on foreign plans	58,280	1,896	(188,008)	17,447
Ending balance	3,784,120	123,141	5,561,596	6,196,840
Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	11,424,860	371,782	12,159,145	10,668,574
Current service cost	141,458	4,603	173,307	193,693
Past service cost and gain on settlements	(100)	(3)	(10,284)	(25,891)
Net interest expense (income)	118,489	3,856	78,501	119,314
Recognized in profit or loss	259,847	8,456	241,524	287,116
Return on plan assets (excluding amounts included in net interest)	0	0	0	0
Changes in financial assumptions	(1,053,680)	(34,288)	(418,542)	465,433
Experience adjustments	217,658	7,083	242,896	281,661
Changes in demographic assumptions	(507)	(17)	160,156	(36,627)
Recognized in other comprehensive income	(836,529)	(27,222)	(15,490)	710,467
Contributions from the employer		0	0	0
Benefits paid from the pension fund	(571,930)	(18,611)	(556,419)	(552,430)
Benefits paid from the Group	(115,695)	(3,765)	(80,603)	(14,520)
Assets extinguished on settlement	(2,920)	(95)		0
Business combinations			46,291	1,018,480
Exchange differences on foreign plans	104,364	3,396	(369,588)	41,458
Ending balance	10,261,997	333,941	11,424,860	12,159,145
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(5,863,264)	(190,799)	(5,962,305)	(5,742,178)
Current service cost	0	0	0	0
Past service cost and gain on settlements	0		0	0
Net interest expense (income)	(79,441)	(2,585)	(59,761)	(81,114)
Recognized in profit or loss	(79,441)	(2,585)	(59,761)	(81,114)
Return on plan assets (excluding amounts included in net interest)	(324,510)	(10,560)	(42,636)	(109,616)
Changes in financial assumptions	0	0	0	0
Experience adjustments	0	0	0	0
Changes in demographic assumptions	0	0	0	0
Recognized in other comprehensive income	(324,510)	(10,560)	(42,636)	(109,616)
Contributions from the employer	(736,508)	(23,967)	(542,584)	(620,433)
Benefits paid from the pension fund	571,930	18,611	562,442	603,137
Benefits paid from the Group	0	0	0	0
Assets extinguished on settlement	0	0		11,910
Business combinations			0	0
Exchange differences on foreign plans	(46,084)	(1,500)	181,580	(24,011)
Ending balance	$ (6,477,877)	$ (210,800)	$ (5,863,264)	$ (5,962,305)